COST OF SALES (Tables)	6 Months Ended
Jun. 30, 2025
Cost of sales [Abstract]
Schedule of cost of sales

	Gold		Copper		Other[3]		Total
For the three months ended June 30	2025	2024	2025	2024	2025	2024	2025	2024
Site operating costs[1,2]	$1,179	$1,268	$99	$84	$—	$—	$1,278	$1,352
Depreciation[1]	359	401	68	71	9	8	436	480
Royalty expense	103	99	25	16	—	—	128	115
Mining and production taxes[4]	25	21	—	—	—	—	25	21
Community relations	10	10	1	1	—	—	11	11
	$1,676	$1,799	$193	$172	$9	$8	$1,878	$1,979
	Gold		Copper		Other[3]		Total
For the six months ended June 30	2025	2024	2025	2024	2025	2024	2025	2024
Site operating costs[1,2]	$2,276	$2,509	$225	$179	$—	$—	$2,501	$2,688
Depreciation[1]	701	808	128	131	18	15	847	954
Royalty expense	198	187	46	28	—	—	244	215
Mining and production taxes[4]	48	37	—	—	—	—	48	37
Community relations	21	19	2	2	—	—	23	21
	$3,244	$3,560	$401	$340	$18	$15	$3,663	$3,915
[1]Site operating costs and depreciation include charges to reduce the cost of inventory to net realizable value as follows: $nil for Q2 2025 (Q2 2024: $11 million) and $1 million for YTD 2025 (YTD 2024: $33 million).
[2]Site operating costs includes the costs of extracting by-products.
[3]Other includes corporate amortization.
[4]2024 figures have been changed to present mining and production taxes separately from site operating costs